Document and Entity Information	Mar. 24, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	PFIZER INC
Amendment Flag	false
Entity Central Index Key	0000078003
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	235 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
Notes Due 20271.000 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2027
Trading Symbol	PFE27
Security Exchange Name	NYSE